Document and Entity Information	Aug. 31, 2022
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2022
Entity Registrant Name	BNY MELLON FUNDS TRUST
Entity Central Index Key	0001111565
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 31, 2023
Document Effective Date	Mar. 31, 2023
Prospectus Date	Dec. 30, 2022
BNY Mellon International Fund | Class M Shares
Prospectus:
Trading Symbol	MPITX
BNY Mellon International Fund | Investor Shares
Prospectus:
Trading Symbol	MIINX
BNY Mellon Emerging Markets Fund | Class M Shares
Prospectus:
Trading Symbol	MEMKX
BNY Mellon Emerging Markets Fund | Investor Shares
Prospectus:
Trading Symbol	MIEGX